Leases - Contractual Lease Payments (Details) $ in Thousands	Mar. 31, 2026 CAD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments at period end	$ 6,362
Less than 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments at period end	1,812
1-2 years
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments at period end	1,572
2-5 years
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments at period end	2,904
More than five years
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments at period end	$ 74